Expense Example - ClassACS - DWS Money Market Prime Series	Dec. 01, 2021 USD ($)
DWS Cash Investment Trust Class A
Expense Example:
1 Year	$ 84
3 Years	262
5 Years	455
10 Years	1,014
DWS Cash Investment Trust Class C
Expense Example:
1 Year	256
3 Years	483
5 Years	834
10 Years	1,632
DWS Cash Investment Trust Class S
Expense Example:
1 Year	58
3 Years	189
5 Years	332
10 Years	$ 747